August 2, 2019

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Variable Universal Life Income IV
Registration Statement on Form N-6
File Nos. 811-22589, 333-_________

To Whom It May Concern -

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) an initial registration statement on Form N-6 for the Principal Variable Universal Life Income IV, a new variable life insurance policy.

The filing contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant